UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [_]; Amendment Number:___

This Amendment (Check only one.):
       [_] is a restatement.
       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                 Park West Asset Management LLC
Address:              900 Larkspur Landing Circle, Suite 165
                      Larkspur, California 94939

Form 13F File Number: 028-12265

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

           Person Signing this Report on Behalf of Reporting Manager:
                                 James J. Watson
                             Chief Financial Officer
                                 (415) 354-0677


                               /s/ James J. Watson
                            ------------------------
                              Larkspur, California
                                 August 14, 2007


                                  Report Type:
                               13F Holdings Report

                             Form 13 F Summary Page

                                 Report Summary



Number of Other Included Managers:                0

Form 13 F Information Table Entry Total:         51

Form 13 F Information Table Value Total:   $227,112 (thousands)

List of Other Included Managers:            NONE

                         Park West Asset Management LLC
                           Form 13 F Holdings Report
                                 June 30, 2007

Column 1                         Column 2      Column 3    Column 4        Column 5       Column 6 Column 7         Column 8
--------                         --------      --------    --------   ------------------- -------- --------   ----------------------
                                                            Value     Shares/   Sh/  Put/ Invstmnt  Other       Voting Authority
Name of Issuer                 Title of Class    Cusip     (x$1000)   Prn Amt   Prn  Call Dscretn   Mngrs     Sole     Shared   None
--------------                 --------------    -----     --------   -------   ---  ------------   -----     ----     ------   ----
ABX AIR, INC                        COM        00080S101       5,666   703,000  SH          SOLE              703,000
ADVENT SOFTWARE INC                 COM        007974108       4,446   136,578  SH          SOLE              136,578
ALESCO FINANCIAL INC                COM        014485106       2,966   364,802  SH          SOLE              364,802
ALLIANCE IMAGING INC                COM        018606202       5,702   607,212  SH          SOLE              607,212
ALTRIA GROUP INC                    COM        02209S103       6,969    99,354  SH          SOLE               99,354
AMTRUST FINANCIAL SERVICES INC      COM        032359309       1,013    53,903  SH          SOLE               53,903
ANDERSONS INC                       PUT        034164103       2,402    53,000  SH   PUT    SOLE               53,000
APPLE, INC                          COM        037833100       6,664    54,602  SH          SOLE               54,602
ASHFORD HOSPITALITY TRUST INC       COM        044103109       1,411   120,000  SH          SOLE              120,000
ATLAS AMERICA, INC                  COM        049167109      19,623   365,206  SH          SOLE              365,206
THE BANCORP INC                     COM        05969A105       1,298    58,038  SH          SOLE               58,038
BEST BUY CO INC                     COM        086516101       3,707    79,430  SH          SOLE               79,430
CONSOL ENERGY INC                   COM        20854P109       3,720    80,667  SH          SOLE               80,667
CONSTELLATION ENERGY GROUP          COM        210371100       3,290    37,744  SH          SOLE               37,744
COVAD COMMUNICATIONS GROUP INC DBCV 3% 3/15/24 222814AR6       2,723 3,000,000  PRN         SOLE            3,000,000
COVANTA HOLDING CORP                COM        22282E102       5,320   215,818  SH          SOLE              215,818
CYPRESS SEMICONDUCTOR CORP          COM        232806109      10,654   457,461  SH          SOLE              457,461
DAVITA INC                          COM        23918K108       8,462   157,053  SH          SOLE              157,053
DEKANIA CORP                       UNIT        24488U203       3,138   301,759  SH          SOLE              301,759
DOLLAR THRIFTY AUTOMOTIVE GRP       COM        256743105       1,546    37,850  SH          SOLE               37,850
E*TRADE FINANCIAL CORPORATION       COM        269246104       2,776   125,682  SH          SOLE              125,682
GENTEK INC                          COM        37245X203       2,807    79,688  SH          SOLE               79,688
GLOBAL PMTS INC                     COM        37940X102       2,850    71,889  SH          SOLE               71,889
HERTZ GLOBAL HOLDINGS, INC          COM        42805T105       7,742   291,391  SH          SOLE              291,391
INNOPHOS HOLDINGS INC               COM        45774N108       6,843   478,503  SH          SOLE              478,503
ITC HOLDINGS CORP                   COM        465685105       4,580   112,713  SH          SOLE              112,713
K-SWISS INC. CLASS A                COM        482686102       2,872   101,381  SH          SOLE              101,381
MI DEVELOPMENTS INC                 COM        55304X104       2,429    66,661  SH          SOLE               66,661
MERUELO MADDUX PROPERTIES INC       COM        590473104         998   122,330  SH          SOLE              122,330
NRG ENERGY, INC                     COM        629377508       9,645   232,009  SH          SOLE              232,009
NEXCEN BRANDS INC                   COM        653351106       5,318   477,412  SH          SOLE              477,412
PAIN THERAPEUTICS INC               COM        69562K100       1,480   169,967  SH          SOLE              169,967
PFIZER INC                          COM        717081103       4,832   188,987  SH          SOLE              188,987
PIONEER NATURAL RESOURCES CO        COM        723787107       8,307   170,546  SH          SOLE              170,546
QLOGIC CORP                         COM        747277101       1,666   100,064  SH          SOLE              100,064
RAIT FINANCIAL TRUST                COM        749227104       2,604   100,063  SH          SOLE              100,063
RSC HOLDINGS INC                    COM        74972L102       1,001    50,033  SH          SOLE               50,033
REGIS CORP                          COM        758932107       3,362    87,898  SH          SOLE               87,898
RESOURCE AMERICA INC CL-A           COM        761195205       9,065   439,821  SH          SOLE              439,821
SANFILIPPO JOHN & SON INC           COM        800422107       1,732   157,499  SH          SOLE              157,499
SOLERA HOLDINGS INC                 COM        83421A104       4,204   216,927  SH          SOLE              216,927
SOUTHERN UNION CO (NEW)             COM        844030106       3,901   119,691  SH          SOLE              119,691
STAMPS COM INC                      COM        852857200       2,069   150,110  SH          SOLE              150,110
TRIMERIS INC                        COM        896263100       5,609   820,083  SH          SOLE              820,083
UNITED WESTERN BANCORP INC          COM        913201109       2,319    91,858  SH          SOLE               91,858
WALTER INDS INC (NEW)               COM        93317Q105       3,220   111,195  SH          SOLE              111,195
WASHINGTON GROUP INTL INC           COM        938862208       5,737    71,699  SH          SOLE               71,699
WILLDAN GROUP INC                   COM        96924N100       3,420   345,800  SH          SOLE              345,800
CASTLEPOINT HOLDINGS LIMITED        COM        G19522112       1,201    81,754  SH          SOLE               81,754
CELLCOM ISRAEL LTD. ORD             COM        M2196U109       5,264   198,853  SH          SOLE              198,853
TEEKAY CORPORATION                  COM        Y8564W103       6,539   112,912  SH          SOLE              112,912